Cover	May 01, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 01, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41711
Entity Registrant Name	USA Rare Earth, Inc.
Entity Central Index Key	0001970622
Entity Tax Identification Number	98-1720278
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 W Airport Road
Entity Address, City or Town	Stillwater
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74075
City Area Code	813
Local Phone Number	867-6155
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	USAR
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	USARW
Security Exchange Name	NASDAQ